UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  March 31, 2013

Check here for Amendment [ ]; Amendment Number: ____
This Amendment (Check only one):
[ ] is  restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		JMG Financial Group, Ltd.
Address:  	2301 West 22nd Street, Suite 300
		Oak Brook, IL  60523

Form 13F File Number: 028-11111

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:		Anthony D. Cecchini
Title:  	Chief Compliance Officer
Phone:  	(630) 571-5252

Signature, Place, and Date of Signing:


/s/Anthony D. Cecchini
Oak Brook, IL
April 12, 2013

Report Type (Check only one.):
[ x ]      13F HOLDINGS REPORT
[   ]      13F NOTICE
[   ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

13F File Number	   	Name
None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 46
Form 13F Information Table Value Total: $302,812 (in thousands)

List of Other Included Managers:
No.   13F File    Name
      Number
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BP Plc Adr                     COM              055622104      237 5604.0000SH       SOLE                                  5604.0000
Chevron Corp                   COM              166764100      328 2760.5608SH       SOLE                                  2760.5608
Fidus Investment Corp          COM              316500107      249 13005.0000SH      SOLE                                 13005.0000
McDonalds Corp                 COM              580135101     8285 83111.0000SH      SOLE                                 83111.0000
Alerian MLP ETF                COM              00162q866    23894 1348407.0000SH    SOLE                               1348407.0000
Credit Suisse Cushing 30 MLP I COM              22542d852      276 9554.0000SH       SOLE                                  9554.0000
E Tracs Alerian MLP Infrastruc COM              902641646      590 15371.0000SH      SOLE                                 15371.0000
JP Morgan Alerian MLP Index ET COM              46625h365    30319 666654.0000SH     SOLE                                666654.0000
Nuveen Real Estate Income Fund COM              67071B108      148 11828.0000SH      SOLE                                 11828.0000
SPDR DJ Wilshire International COM              78463x863      479 11130.9956SH      SOLE                                 11130.9956
SPDR Gold Trust                COM              78463v107      909 5886.0000SH       SOLE                                  5886.0000
SPDR S&P 500 ETF Trust         COM              78462F103    38916 248393.1582SH     SOLE                                248393.1582
SPDR S&P International Small C COM              78463x871      509 16610.0000SH      SOLE                                 16610.0000
SPDR S&P MidCap 400 ETF Trust  COM              78467y107     1051 5012.2224SH       SOLE                                  5012.2224
Vanguard FTSE All-World EX-US  COM              922042775    49014 1057250.2808SH    SOLE                               1057250.2808
Vanguard Growth Vipers         COM              922908736     1460 18831.6741SH      SOLE                                 18831.6741
Vanguard Large Cap             COM              922908637    14204 197992.9033SH     SOLE                                197992.9033
Vanguard MSCI Emerging Markets COM              922042858    24325 567089.5232SH     SOLE                                567089.5232
Vanguard Mid Cap Value         COM              922908512      574 8550.0000SH       SOLE                                  8550.0000
Vanguard Mid Cap Vipers        COM              922908629    10974 118144.0010SH     SOLE                                118144.0010
Vanguard REIT Vipers           COM              922908553     1751 24827.6846SH      SOLE                                 24827.6846
Vanguard S&P 500 ETF           COM              922908413    13329 186060.0000SH     SOLE                                186060.0000
Vanguard ST Inflation Protecte COM              922020805     1868 37114.0000SH      SOLE                                 37114.0000
Vanguard Small Cap             COM              922908751     2027 22238.2691SH      SOLE                                 22238.2691
Vanguard Total Stock Market Vi COM              922908769    10316 127419.3989SH     SOLE                                127419.3989
Vanguard Value                 COM              922908744      880 13423.4207SH      SOLE                                 13423.4207
iShares Barclays US Treasury I COM              464287176      683 5628.2909SH       SOLE                                  5628.2909
iShares Emerging Markets Index COM              464286533     1439 23649.0000SH      SOLE                                 23649.0000
iShares Gold Trust             COM              464285105      739 47590.0000SH      SOLE                                 47590.0000
iShares MSCI EAFE Minimum Vola COM              46429b689      726 12140.0000SH      SOLE                                 12140.0000
iShares MSCI Eafe Index Fund   COM              464287465     1875 31785.2822SH      SOLE                                 31785.2822
iShares MSCI Emerging Markets  COM              464287234     1236 28904.9809SH      SOLE                                 28904.9809
iShares MSCI Minimum Volatilit COM              46429b697      231 7040.0000SH       SOLE                                  7040.0000
iShares Russell 1000 Growth    COM              464287614     4833 67717.0000SH      SOLE                                 67717.0000
iShares Russell 1000 Index Fun COM              464287622     3335 38240.3517SH      SOLE                                 38240.3517
iShares Russell 1000 Value Ind COM              464287598     3719 45814.2667SH      SOLE                                 45814.2667
iShares Russell 2000 Growth    COM              464287648      527 4896.2857SH       SOLE                                  4896.2857
iShares Russell 2000 Index     COM              464287655     5934 62836.2293SH      SOLE                                 62836.2293
iShares Russell 2000 Value     COM              464287630      429 5122.2997SH       SOLE                                  5122.2997
iShares Russell 3000 Index     COM              464287689      537 5750.0000SH       SOLE                                  5750.0000
iShares Russell Midcap         COM              464287499    10672 83842.6027SH      SOLE                                 83842.6027
iShares Russell Midcap Growth  COM              464287481    10976 157097.8745SH     SOLE                                157097.8745
iShares Russell Midcap Value   COM              464287473    11393 199880.5561SH     SOLE                                199880.5561
iShares Silver Trust           COM              46428q109      226 8235.0000SH       SOLE                                  8235.0000
iShares Tr S&P 500/Barra Growt COM              464287309      705 8553.0000SH       SOLE                                  8553.0000
iShares Trust S&P 500 Index    COM              464287200     5684 36123.4052SH      SOLE                                 36123.4052